Share capital, stock options and other stock-based plans - Aggregate intrinsic values (Details) - Share units $ in Thousands	6 Months Ended
Jun. 30, 2026 CAD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	$ 2,179
Exercisable	15
Exercised	$ 65